Pension And OPEB Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 180	$ 35	$ 79
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 2,600	2,287	2,252
Actual return (loss) on assets		327	188
Employer contributions	62	149	4	54
Assets related to assumed liabilies
Participant contributions
Benefits paid		(163)	(157)
Fair value of assets at end of year		2,600	2,287	2,252
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	149	143	141
Actual return (loss) on assets		23	9
Employer contributions	$ 31	31	31	25
Assets related to assumed liabilies			7
Participant contributions		19	17
Benefits paid		(67)	(62)
Fair value of assets at end of year		$ 149	$ 143	$ 141